Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Assumptions Used to Value the Share Options Granted to Employees
The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018, (date of inception)	As of February 15, 2019, (date of inception)	As of October 15, 2020, (date of inception)
	Batch 1	Batch 2	Batch 3
Risk-free interest rate (%)	2.93	2.66	0.74
Volatility (%)	38.70	38.70	37.60
Expected exercise multiple	2.80	2.30	2.30
Dividend yield	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03

Summary of Option Activity under ESOP
A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
		RMB	RMB	RMB
Balance, May 25, 2018 (date of inception)	—	—	—	—

Granted	5,569,105	12	38

Balance, December 31, 2018	5,569,105	12	38	83,277,751

Granted	5,569,105	12	27
Exercised	—	—	—
Forfeited	(311,213)	—	34

Balance, December 31, 2019	10,826,997	12	32	209,536,040

Granted	8,353,658	12	19
Exercised	(600,014)	12	38
Forfeited	(69,914)	12	24

Balance, December 31, 2020	18,510,727	12	26	205,922,073

Summary of Allocated Share-based Compensation Expense
For the years ended December 31, 2018, 2019 and 2020, the Company allocated share-based compensation expense as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenue	1,369,848	3,372,908	3,075,317	471,313
Sales and marketing	7,116,524	17,522,654	16,003,486	2,452,642
General and administrative	23,187,170	57,092,589	55,590,630	8,519,636
Research and development	1,737,371	4,277,840	4,085,395	626,114

	33,410,913	82,265,991	78,754,828	12,069,705